OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Long-term Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

(in thousands of $)	2017	2016
Deferred tax liability (see note 8)	5,295	3,210
Deferred credits from capital lease transactions	15,399	16,024
	20,694	19,234

Deferred credits from capital lease transactions

(in thousands of $)	2017	2016
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,667)	(8,042)
	16,024	16,649
Current	625	625
Non-current	15,399	16,024
	16,024	16,649

In connection with the Methane Princess Lease (see note 21), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for each of the years ended December 31, 2017, 2016 and 2015 was $0.6 million.